January 13, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Windsor Funds (the Trust)
File No. 2-14336
485(a) Filing and Request for Acceleration of Effectiveness

Commissioners:

We respectfully submit the enclosed 113th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting all share classes of Vanguard Windsor II Fund, a series of the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated January 13, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of February 25, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 113 are to: (1) disclose the addition of an investment advisor to Vanguard Windsor II Fund, a series of the Trust; and (2) effect a number of non-material editorial changes. Except for the disclosure regarding the new investment advisor, the Trust’s registration statement is not materially different from the filing that we made on December 21, 2009, pursuant to Rule 485(a).

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley

Associate Counsel

cc:	Christian Sandoe, Esquire
U.S.	Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

January 13, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Windsor Funds
File No. 2-14336
461(a) Request for Acceleration of Effectiveness

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Windsor Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 113th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A, affecting all share classes of Vanguard Windsor II Fund, a series of the Trust, be accelerated to February 25, 2010. We previously filed PEA 112 of the Trust’s registration statement on December 21, 2009. We filed PEA 113 of the Trust's registration statement today, January 13, 2010.

We plan to file PEA 114 of the Trust's registration statement on or about February 25, 2010. PEA 114 will reflect our responses to the Commission staff's comments on PEAs 112 and 113. PEAs 112, 113, and 114 are being submitted in order to: (1) disclose the addition of an investment advisor to Vanguard Windsor II Fund, a series of the Trust; (2) implement the changes required by the new Form N-1A; and (3)effect a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Tara R. Buckley at (610) 669-1955.

Sincerely,

VANGUARD WINDSOR FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373 cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission